Note 7 - Commitments and Contingencies (Details) (USD $)	1 Months Ended							3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 30, 2014	Oct. 31, 2013	Apr. 30, 2013	Aug. 31, 2012	Jun. 30, 2011	Mar. 31, 2010	Jan. 31, 2010	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Apr. 30, 2009
Note 7 - Commitments and Contingencies (Details) [Line Items]
Maximum Environmental Remediation Obligation									$ 2,500,000		$ 2,500,000
Loss Contingency, Estimate of Possible Loss															177,500
Payment Of Response Costs				1,100,000				1,100,000
Other Accrued Liabilities, Noncurrent								300,000			300,000
Estimated Response Costs					4,500,000	2,700,000
Estimated Future Response Cost					100,000,000		72,000,000
Incurred Response Costs						5,300,000
Contractual Obligations								3,400,000	13,000,000		3,400,000
Noncapital Costs									6,100,000		25,300,000
Commitments For Capital Lease Payments								18,400,000	21,600,000		18,400,000
Letters of Credit Outstanding, Amount								1,200,000			1,200,000			1,300,000
Proceeds from Issuance of Debt			500,000,000
Debt Instrument, Interest Rate, Stated Percentage									6.875%
Environmental Expense and Liabilities	55,400,000	15,000,000							1,190,000	2,908,000	1,106,000	7,004,000	196,262,000
Greens Creek [Member]
Note 7 - Commitments and Contingencies (Details) [Line Items]
Open Purchase Orders								4,100,000	6,400,000		4,100,000
Noncapital Costs									500,000		300,000
Lucky Friday [Member]
Note 7 - Commitments and Contingencies (Details) [Line Items]
Open Purchase Orders								900,000	200,000		900,000
Noncapital Costs									300,000		500,000
Casa Berardi [Member]
Note 7 - Commitments and Contingencies (Details) [Line Items]
Noncapital Costs									18,900,000
Non-Capital Costs [Member]
Note 7 - Commitments and Contingencies (Details) [Line Items]
Contractual Obligations								500,000			500,000
Costs Incurred By The EPA [Member]
Note 7 - Commitments and Contingencies (Details) [Line Items]
Incurred Response Costs			200,000,000				91,000,000
Senior Notes [Member]
Note 7 - Commitments and Contingencies (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			6.875%
Non-Capital Costs [Member]
Note 7 - Commitments and Contingencies (Details) [Line Items]
Contractual Obligations									6,400,000
Minimum [Member]
Note 7 - Commitments and Contingencies (Details) [Line Items]
Loss Contingency, Estimate of Possible Loss								0			0
Maximum [Member]
Note 7 - Commitments and Contingencies (Details) [Line Items]
Loss Contingency, Estimate of Possible Loss								$ 10,000,000			$ 10,000,000